GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin  53202
Phone (414) 273-3500   Fax (414) 273-5198
www.gklaw.com

October 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:

Frontegra Funds, Inc.
(Registration Nos.: 333-7305; 811-7685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register Institutional Class shares of the Frontegra MFG Global Equity Fund and the Frontegra MFG Infrastructure Fund.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of the Company.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

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